Pension Benefits (Tables)	9 Months Ended
Dec. 31, 2024
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Summary of principal assumptions used for the purposes of the actuarial valuations
The principal assumptions used for the purposes of the actuarial valuations were as follows:

	Nine months ended December 31, 2024	Year ended March 31, 2024

Assumptions for determination of defined benefit cost:

Defined obligation and past service cost	4.85%	4.99%

Net interest cost	4.78%	4.94%

Current service cost	4.85%	5.05%

Interest cost on current service cost	4.84%	5.00%

Discount rate for determination of defined benefit obligation	4.60%	4.84%

Assumptions for determination of defined benefit cost and defined benefit obligation:

Ultimate rate of compensation increase	3.00% per annum until 2027 2.00% thereafter	3.00% per annum until 2027 2.00% thereafter

Mortality	105% CPM2014 Private Projection CPM-B	105% CPM2014 Private Projection CPM-B

Summary of Pension benefit expense recognized in profit or loss, defined benefit plans
The components of amounts recognized in the consolidated statements of net (loss) income in respect of the defined benefit plans are presented below:

	Nine months ended December 31, 2024	Year ended March 31, 2024

Amounts recognized in net (loss) income were as follows:

Current service cost	$11.7	$16.8

Net interest cost	8.1	8.6

	$19.8	$25.4

Defined benefit costs recognized in:

Cost of sales	$10.5	$15.2

Administrative and selling expenses	1.2	1.6

Interest on pension liability	8.1	8.6

	$19.8	$25.4

Summary of Pension Benefits Recognized in Statements of Other Comprehensive income Loss
The amounts recognized in the consolidated statements of other comprehensive income in respect of the defined benefit plans are presented below:

	Nine months ended December 31, 2024	Year ended March 31, 2024

Amounts recognized in other comprehensive income, were as follows:

Actuarial (gain) loss on accrued pension liability	$(59.5)	$46.3

The amounts included in the consolidated statements of financial position in respect of the Company’s net obligation in respect of its defined benefit plans are as follows:

As at,	December 31, 2024	March 31, 2024

Present value of defined benefit obligation	$1,304.7	$1,302.9

Fair value of plan assets	1,126.4	1,064.9

Net accrued pension liability	$178.3	$238.0

Summary of Continuities of the defined benefit plan assets and obligations
Continuities of the defined benefit plan assets and obligations are as follows:

	Nine months ended December 31, 2024	Year ended March 31, 2024

Movements in the present value of the plan assets were as follows:

Fair value of plan assets at beginning of the period and year, respectively	$1,064.9	$1,080.9

Actual return (net of investment management expenses)	105.8	51.6

Administration expenses	(1.3)	(1.7)

Employer contributions	20.0	17.5

Benefits paid	(63.0)	(83.4)

Fair value of plan assets at December 31, 2024 and

March 31, 2024, respectively	$1,126.4	$1,064.9

Movements in the present value of the defined benefit obligation were as follows:

Defined benefit obligation at the beginning of the period and year, respectively	$1,302.9	$1,264.9

Current service cost	10.5	15.2

Interest cost	45.1	60.3

Actuarial losses arising from financial assumptions	28.8	33.0

Effect of experience adjustments	(19.6)	12.9

Benefits paid	(63.0)	(83.4)

Defined benefit obligation at December 31, 2024 and

March 31, 2024, respectively	$1,304.7	$1,302.9

Summary of Reconciliation of the amounts recognized in accumulated other comprehensive income (loss)
Reconciliation of the amounts recognized in accumulated other comprehensive income in the consolidated statements of changes in shareholders’ equity were as follows:

	Actuarial (gain) loss immediately recognized	Tax effect	Actuarial (gain) immediately recognized, net of tax

Balance at March 31, 2023	$(129.8)	$ (0.3)	$(130.1)

Actuarial loss immediately recognized	46.3	-	46.3

Balance at March 31, 2024	$(83.5)	$ (0.3)	$(83.8)

Actuarial gain immediately recognized	(59.5)	-	(59.5)

Balance at December 31, 2024	$(143.0)	$ (0.3)	$(143.3)

Summary of major categories of plan assets	The major categories of plan assets were as follows:

As at	December 31, 2024	March 31, 2024

Cash and cash equivalents	2%	1%

Equity instruments	50%	55%

Debt instruments	46%	41%

Other	2%	3%

	100%	100%

Summary of sensitivity the defined benefit obligation to the key actuarial assumptions
The sensitivity of the defined benefit obligation to the key actuarial assumptions is as follows:

	Nine months ended December 31, 2024	Year ended March 31, 2024

Effect of change in discount rate assumption

One percentage point increase	$(124.0)	$(123.1)

One percentage point decrease	$148.7	$147.4

Effect of change in salary scale

One percentage point increase	$19.1	$17.4

One percentage point decrease	$(14.1)	$(15.9)

Effect of change in mortality assumption

Set forward one year	$35.9	$33.1

Set back one year	$(33.2)	$(34.0)